Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Logan Capital Long/Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Logan Capital Long/Short Fund (the “Long/Short Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements for the Investor Class in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Long/Short Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Long/Short Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund generally maintains a net long bias; however, the Fund will have at least some short exposure at all times.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100%.  Under normal market conditions, the Fund invests primarily in equity securities that are traded on U.S. securities exchanges. Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering (“IPO”).  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 50% of its total assets in other investment companies, including exchange-traded funds (“ETFs”), and may purchase and sell options on equities and stock indices with respect to 25% of its total assets.

The Long/Short Fund’s long investments follow the Advisor’s Prudent Alpha – Assertive strategy, which combines large cap value stocks that the Advisor believes to be financially sound and have high dividends with the growth stocks of companies that the Advisor believes are leaders in growing earnings.  Alpha is a risk-adjusted measure of an investment’s performance.  The Prudent Alpha – Assertive strategy is designed to deliver competitive risk-adjusted returns (“alpha”) without extended risk, by combining growth and value stocks in a prudent manner.  Growth stocks have a target weight of approximately 50% to 60% of the Fund’s total assets allocated to  long positions and value stocks  have a target weight of approximately 50% to 40% of the Fund’s total assets allocated to long positions in the Fund.

With respect to the growth style, the Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

With respect to the value style, the Advisor seeks to identify financially stable, high dividend yielding companies.  The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility.  The remaining companies are then further refined to include those companies with the highest dividend yield.  The Advisor may sell a position when it no longer qualifies for purchase under its respective buy discipline.

The Advisor has hired Waterloo International Advisors, LLC (“Waterloo” or “Sub-Advisor”) as a sub-advisor to manage the short portion of the Long/Short Fund.  The Fund’s short positions will generally range between 1% and 50% of the value of the net assets of the Fund.  The Fund’s short investment approach will involve a disciplined, methodical search for overvalued companies.  Such companies may be evidenced by high inventories or accounts receivable, decelerating sales growth, heavy insider selling or deteriorating technical factors.  To identify such companies, Waterloo carefully scrutinizes the quality of earnings, the proxy statement (background of directors and management, director or accountant resignations, litigation and related transactions), the balance sheet and footnotes (accounts receivable, inventories, other current assets, reserve levels, changes in amortization or depreciation schedules, off-balance sheet liabilities), and the income and cash-flow statements (margin trends, one-time gains or losses, tax rates).

Additionally, Waterloo will consider the time horizon likely to be required for positions to become profitable.  Accordingly, Waterloo will seek to identify so-called “catalysts”, i.e., particular anticipated events or circumstances that are likely to accelerate the time frame in which the key flaw in the issuer will be reflected in its stock price.  By emphasizing catalysts, Waterloo will seek to avoid potential short situations that would require extensive holding periods and their attendant increased costs and risks.

Waterloo will seek to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position.  The Advisor expects that the Long/Short Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your money on your investment is a risk of investing in the Long/Short Fund.  The following additional risks could affect the value of your investment:

•
Management Risk.  The Long/Short Fund is an actively managed portfolio.  The Advisor’s or Sub-Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor or Sub-Advisor may be incorrect in their assessment of a stock’s appreciation or depreciation potential.

•
Leverage Risk.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Market Risk. The prices of the securities in which the Long/Short Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

•
Equity Risk.  The equity securities held by the Long/Short Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•
Short Sales Risk.  A short sale is the sale by the Long/Short Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Investment Company Risk.  When the Long/Short Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign Securities and Emerging Markets Risk.  The Long/Short Fund may invest in foreign securities, including in emerging markets.  These foreign investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The Long/Short Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your money on your investment is a risk of investing in the Long/Short Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Long/Short Fund by showing the Fund’s performance for one year and by showing how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and an index that reflects a strategy similar to the Fund.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Long/Short Fund by showing the Fund's performance for one year and by showing how the Fund's average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and an index that reflects a strategy similar to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-215-1200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.logancapital.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Investor Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Long/Short Fund’s year-to-date return as of June 30, 2014 was 5.46%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Long/Short Fund’s highest quarterly return was 9.58% for the quarter ended December 31, 2013, and the lowest quarterly return was -3.53% for the quarter ended June 30, 2013.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Morningstar Long/Short Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Long/Short Equity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.98%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	4.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.91%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[1]
Net Annual und Operating Expenses	rr_NetExpensesOverAssets	3.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,524
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.98%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	4.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.16%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[1]
Net Annual und Operating Expenses	rr_NetExpensesOverAssets	3.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,590
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,695
Annual Return 2013	rr_AnnualReturn2013	14.49%
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.33%

[1]	Logan Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Long/Short Fund expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.25% and 2.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 27, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements for the Investor Class in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Long/Short Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").